UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2012

Date of reporting period:	January 1, 2012 — June 30, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|12

Semiannual report

Putnam VT American Government Income Fund

Putnam Investments

Message from the Trustees

Dear Shareholder:

Stock markets around the world continue to exhibit volatility due to Europe’s unresolved sovereign debt crisis, China’s decelerating economy, and slower-than-expected economic growth in the United States.

At the end of June, however, the European summit in Brussels offered evidence that policymakers were taking positive steps toward resolving the eurozone’s debt crisis. Although a lasting resolution remains to be seen, investors were heartened by the European developments, and the rally that came on the final day of the month pushed stocks to their best June in more than a decade. This performance followed a sharp market sell-off in May.

Putnam’s fundamental, bottom-up investment approach is well suited to uncovering opportunities in today’s volatile market environment, while seeking to guard against downside risk. In this climate, it is also important to rely on the expertise of your financial advisor, who can help you maintain a long-term focus and balanced investment approach.

We would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 6/30/12)

Investment objective

High current income with preservation of capital as its secondary objective

Net asset value June 30, 2012

Class IA: $10.14	Class IB: $10.11

Total return at net asset value

			Barclays Government
(as of 6/30/12)	Class IA shares*	Class IB shares*	Bond Index

6 months	1.66%	1.45%	1.48%

1 year	4.92	4.63	8.32

5 years	49.74	47.89	37.91
Annualized	8.41	8.14	6.64

10 years	76.16	71.66	68.53
Annualized	5.83	5.55	5.36

Life	118.73	112.28	112.08
Annualized	6.51	6.25	6.24

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 2000.

Barclays Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality

P-1	24.5%

Aaa	91.9%

Not rated	–16.4%

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 6/30/12. Cash and net other assets represents the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% of net assets because the table includes the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities.

Credit qualities are shown as a percentage of net assets as of 6/30/12. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

Putnam VT American Government Income Fund 1

Report from your fund’s manager

Interest rates fell to record lows during the first half of the fund’s fiscal year amid concerns over the sovereign debt situation in Europe and a slowing economy in the United States. How did that affect performance?

In terms of absolute performance, the decline in interest rates helped the fund’s returns, as bond prices generally move higher as interest rates fall. However, in relative terms, the downward trend in interest rates detracted from returns, as we had hedged some of the portfolio’s interest-rate exposure so as to not be reliant on already low rates continuing to fall in order to generate returns.

How did the fund’s positioning in agency mortgages affect performance during the period?

The fund’s holdings in the agency mortgage-backed space performed well, and actually outpaced the market. Security selection drove this outperformance, as we maintained a bias toward mortgages with lower coupons, or interest rates. Homeowners paying mortgage rates that are closer to the prevailing market rates, of course, are less inclined to refinance, and those securities outperformed higher coupon mortgages.

The fund invests in interest-only securities, a type of mortgage-backed security. How did that positioning affect performance?

The fund’s positions in interest-only collateralized mortgage obligations, or IO CMOs, were a slight drag on returns. By way of background, as the name suggests, these securities are derived from the interest payments on those pools of residential mortgages. Essentially, the longer it takes for homeowners to repay the principal on their mortgages, the more money a bondholder will make from interest payments on that loan. Over the past several quarters, with home prices still under pressure and refinancing difficult for many homeowners to obtain, IO securities have performed quite well. But in May and June, spreads widened. Investors worried that with mortgage rates at all-time lows, refinancing activity might increase.

Moreover, as the 2012 elections heat up, there is some concern that Congress or the Obama administration could introduce additional means to help homeowners refinance their mortgages. Past programs have had little success, although revisions to the Home Affordable Refinance Program [HARP] have gained modest traction. Nonetheless, investors decided there was too much uncertainty associated with the IO market, and the sector sold off, particularly toward the end of the period. We had been reducing the fund’s exposure to the IO space, as we felt that in a “risk-off” environment, IOs could come under pricing pressure.

How did you use derivatives during the period?

We used futures and interest-rate swaps — which allow two parties to exchange one stream of future interest payments for another, based on a specified principal amount — to take tactical positions at various points along the yield curve. In addition, we employed interest-rate swaps and “swaptions” — which give us the option to enter into a swap contract — to hedge the interest-rate risk associated with our mortgage pass-through and IO CMO holdings.

What is your outlook for the economy and the bond markets in the remainder of 2012?

At the macro level, our outlook at the moment is actually rather cautious. The situation in Europe is so fluid today, with no clear path that leads to a more stable environment or a plan for addressing the region’s long-term structural challenges. In the United States, the economic data has turned a little weaker, and we believe the government will need to address the so-called “fiscal cliff” looming at the end of 2012. We believe that the Federal Reserve is likely to continue to be proactive and aggressive in implementing policy tools — including a possible third round of quantitative easing next year — and in such an environment, longer-term interest rates are likely to remain volatile. Overall, in such an environment, we believe the risks and the uncertainty in the market today outweigh the upside potential.

That said, we believe there is ample opportunity for our investment process to add value. Our capacity for bottom-up security selection gives us the ability to identify and invest in securities that we believe offer fundamental value and that our analysis suggests have the potential to outperform when today’s uncertainty subsides.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds, and credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Michael V. Salm is Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Michael, your fund is managed by Daniel S. Choquette, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT American Government Income Fund

A word about derivatives

Derivatives employed by the fund generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge risk associated with a particular position. Derivatives may depreciate in value, lose money, amplify traditional fixed-income risks through the creation of leverage, and be less liquid than traditional securities. Because derivatives typically represent contractual agreements between two financial institutions, derivatives carry “counterparty risk,” the risk that the other party is unable or unwilling to pay. Putnam monitors counterparty risk and, for some types of derivatives, seeks to mitigate it by entering into collateral agreements with counterparties which require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Putnam VT American Government Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2012, to June 30, 2012. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/12		for the 6 months ended 6/30/12

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.36	$4.61	$3.37	$4.62

Ending value
(after expenses)	$1,016.60	$1,014.50	$1,021.53	$1,020.29

Annualized
expense ratio	0.67%	0.92%	0.67%	0.92%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/12. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

4 Putnam VT American Government Income Fund

The fund’s portfolio 6/30/12 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (41.2%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.5%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from April 15, 2028
to July 20, 2036	$199,696	$227,490
6s, with due dates from April 15, 2028
to November 20, 2038	673,308	753,722
5 1/2s, April 20, 2038	1,103,505	1,223,684
5s, with due dates from July 20, 2033 to
July 20, 2039	2,261,105	2,502,231
4s, TBA, July 1, 2042	1,000,000	1,091,016
3 1/2s, TBA, July 1, 2042	1,000,000	1,068,750

		6,866,893
U.S. Government Agency Mortgage Obligations (35.7%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030
to July 1, 2031	69,677	81,410
7s, with due dates from November 1, 2026
to May 1, 2032	784,804	892,108
5 1/2s, December 1, 2033	110,700	121,441
4s, TBA, July 1, 2042	12,000,000	12,735,000
3 1/2s, TBA, July 1, 2042	5,000,000	5,244,141

Federal National Mortgage Association
Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030
to November 1, 2030	48,811	56,921
7s, with due dates from December 1, 2028
to December 1, 2035	1,067,994	1,211,500
6 1/2s, September 1, 2036	54,825	61,618
5s, February 1, 2039	183,758	198,537
4 1/2s, April 1, 2041	187,647	201,229
3 1/2s, TBA, July 1, 2042	19,000,000	19,967,813
3s, TBA, July 1, 2042	4,000,000	4,101,562

		44,873,280
Total U.S. government and agency mortgage
obligations (cost $51,111,824)		$51,740,173

U.S. TREASURY OBLIGATIONS (37.3%)*	Principal amount	Value

U.S. Treasury Inflation Protected Securities
1.125%, January 15, 2021 [i]	$294,417	$340,755

U.S. Treasury Notes 1.250%, October 31, 2015 [i]	188,000	193,074

U.S. Treasury Bonds
7 1/8s, February 15, 2023	3,076,000	4,704,587
6 1/4s, August 15, 2023 ##	4,440,000	6,448,392
4 1/2s, August 15, 2039 # ##	7,201,000	9,772,580

U.S. Treasury Notes
1 3/4s, May 15, 2022	3,795,000	3,825,834
0 5/8s, May 31, 2017	8,927,000	8,886,131
0 1/4s, May 31, 2014	12,683,000	12,667,146

Total U.S. treasury obligations (cost $44,059,726)		$46,838,499

MORTGAGE-BACKED SECURITIES (18.5%)*	Principal amount	Value

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.82s, 2037	$44,463	$72,408
IFB Ser. 2979, Class AS, 23.387s, 2034	60,936	83,064
IFB Ser. 3072, Class SM, 22.91s, 2035	130,007	203,240
IFB Ser. 3072, Class SB, 22.764s, 2035	105,965	164,981

MORTGAGE-BACKED SECURITIES (18.5%)* cont.	Principal amount	Value

Federal Home Loan Mortgage Corp.
IFB Ser. 3065, Class DC, 19.135s, 2035	$559,133	$876,441
IFB Ser. 3835, Class SN, 15.521s, 2041	1,887,569	2,686,727
IFB Ser. 3940, Class PS, IO, 6.408s, 2040	1,394,550	223,128
IFB Ser. 3803, Class SP, IO, 6.358s, 2038	1,688,165	194,139
IFB Ser. 3751, Class SB, IO, 5.798s, 2039	2,187,729	337,552
IFB Ser. 3852, Class SG, 4.788s, 2041	810,402	821,659
Ser. 4018, Class DI, IO, 4 1/2s, 2041	1,891,326	251,887
Ser. 3747, Class HI, IO, 4 1/2s, 2037	116,149	12,334
Ser. 4019, Class JI, IO, 4s, 2041	1,774,936	248,491
Ser. 3756, Class IG, IO, 4s, 2037	4,480,677	420,764
Ser. 3768, Class MI, IO, 4s, 2035	2,310,250	184,296
Ser. 3738, Class MI, IO, 4s, 2034	3,265,320	227,371
Ser. 3300, PO, zero %, 2037	25,342	23,562
FRB Ser. 3326, Class YF, zero %, 2037	711	704
FRB Ser. 3326, Class WF, zero %, 2035	12,158	11,185

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.429s, 2036	194,941	350,625
IFB Ser. 06-8, Class HP, 23.667s, 2036	120,170	203,162
IFB Ser. 05-45, Class DA, 23.521s, 2035	182,909	299,685
IFB Ser. 07-53, Class SP, 23.301s, 2037	152,535	242,373
IFB Ser. 08-24, Class SP, 22.384s, 2038 F	818,058	1,249,415
IFB Ser. 05-122, Class SE, 22.242s, 2035	163,474	245,212
IFB Ser. 05-75, Class GS, 19.514s, 2035	163,697	238,247
IFB Ser. 05-106, Class JC, 19.364s, 2035	126,824	204,624
IFB Ser. 05-83, Class QP, 16.756s, 2034	59,708	81,800
IFB Ser. 11-4, Class CS, 12.41s, 2040	492,074	565,886
IFB Ser. 12-3, Class SD, IO, 6.265s, 2042	1,322,204	243,021
IFB Ser. 11-27, Class AS, IO, 6.235s, 2041	1,155,605	164,743
Ser. 409, Class 82, IO, 4 1/2s, 2040	1,372,000	187,809
Ser. 409, Class C16, IO, 4s, 2040	1,934,000	260,274
FRB Ser. 03-W8, Class 3F2, 0.595s, 2042	11,287	11,050
FRB Ser. 07-95, Class A3, 0.495s, 2036	2,308,000	2,088,740
Ser. 08-53, Class DO, PO, zero %, 2038	198,620	173,451
Ser. 07-44, Class CO, PO, zero %, 2037	82,163	74,125
Ser. 04-61, Class CO, PO, zero %, 2031	8,344	8,305
Ser. 1988-12, Class B, zero %, 2018	1,935	1,819

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.49s, 2041	990,422	1,548,020
IFB Ser. 10-158, Class SD, 14.269s, 2040	209,000	308,252
IFB Ser. 11-70, Class WS, 9.213s, 2040	360,000	428,951
IFB Ser. 11-72, Class SE, 7.08s, 2041	1,341,000	1,468,395
IFB Ser. 11-81, Class SB, IO, 6.462s, 2036	2,520,426	465,976
IFB Ser. 11-61, Class CS, IO, 6.436s, 2035	592,664	85,936
IFB Ser. 10-85, Class SD, IO, 6.406s, 2038	1,120,485	180,219
IFB Ser. 10-20, Class SC, IO, 5.906s, 2040	1,732,745	285,227
IFB Ser. 10-115, Class TS, IO, 5.856s, 2038	1,591,729	239,937
IFB Ser. 11-70, Class SN, IO, 5.657s, 2041	259,000	74,115
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	1,479,535	255,266
Ser. 11-81, Class PI, IO, 4 1/2s, 2037	1,017,543	102,813
Ser. 12-8, Class PI, IO, 4s, 2041	2,765,787	457,738
Ser. 10-116, Class QI, IO, 4s, 2034	1,693,805	131,308
Ser. 11-116, Class BI, IO, 4s, 2026	4,094,027	450,507
Ser. 12-H05, Class AI, IO, 1.222s, 2062	2,397,454	125,483
Ser. 11-70, PO, zero %, 2041	3,304,258	2,666,602
Ser. 06-36, Class OD, PO, zero %, 2036	9,245	8,610

Total mortgage-backed securities (cost $21,447,310)		$23,221,654

Putnam VT American Government Income Fund 5

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.8%)*	strike price	amount	Value

Option on an interest rate swap
with Bank of America N.A. for
the right to receive a fixed rate
of 1.50% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/1.50	$16,728,000	$86,484

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.085% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.085	612,000	17,834

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.064% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.064	612,000	16,524

Option on an interest rate swap
with Bank of America, N.A. for
the right to receive a fixed rate of
2.042% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.042	612,000	14,908

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.37% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/3.37	3,211,676	468,198

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to pay a fixed rate of 3.37%
versus the three month USD-
LIBOR-BBA maturing August 2022.	Aug-12/3.37	3,211,676	3

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.52% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52	2,676,397	428,009

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.36% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36	2,676,397	388,051

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to pay a fixed rate of 3.36%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/3.36	2,676,397	3

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to pay a fixed rate of 3.52%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/3.52	2,676,397	3

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.51% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51	1,070,559	170,305

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to pay a fixed rate of 3.51%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/3.51	1,070,559	1

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.8%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Barclay’s Bank, PLC for the
right to receive a fixed rate of
3.5375% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	$2,676,397	$433,469

Option on an interest rate swap
with Barclay’s Bank, PLC for
the right to pay a fixed rate of
3.5375% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375	2,676,397	3

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 4.74%
versus the three month USD-
LIBOR-BBA maturing July 2026.	Jul-16/4.74	1,814,691	338,718

Option on an interest rate swap
with Citibank, N.A. for the right
to pay a fixed rate of 4.74% versus
the three month USD-LIBOR-BBA
maturing July 2026.	Jul-16/4.74	1,814,691	37,098

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 2.1075%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/2.1075	2,481,000	72,743

Option on an interest rate swap
with Citibank, N.A. for the right
to receive a fixed rate of 1.6714%
versus the three month USD-
LIBOR-BBA maturing July 2022.	Jul-12/1.6714	533,000	1,135

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 4.28% versus the three month
USD-LIBOR-BBA maturing
August 2026.	Aug-16/4.28	6,307,000	960,493

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 4.28% versus the three month
USD-LIBOR-BBA maturing
August 2026.	Aug-16/4.28	6,307,000	167,262

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	4,526,000	816,400

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate
of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	4,526,000	96,494

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.193% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.193	1,386,000	51,143

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.855% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.855	2,271,700	220,105

6 Putnam VT American Government Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.8%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Credit Suisse International
for the right to pay a fixed rate of
2.855% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.855	$2,271,700	$68

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.144% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.144	1,386,000	45,114

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	533,000	1,135

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.122% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	1,386,000	42,911

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 2.1075% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.1075	2,481,000	72,743

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed rate
of 2.169% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.169	1,386,000	48,164

Option on an interest rate swap
with Credit Suisse International
for the right to receive a fixed
rate of 1.9475% versus the three
month USD-LIBOR-BBA maturing
August 2022.	Aug-12/1.9475	3,723,000	67,200

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
4.765% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.765	1,601,677	193,803

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of 4.765%
versus the three month USD-
LIBOR-BBA maturing May 2021.	May-16/4.765	1,601,677	14,415

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
4.77% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.77	8,672,000	1,057,984

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of 4.77%
versus the three month USD-
LIBOR-BBA maturing May 2021.	May-16/4.77	8,672,000	73,885

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
4.375% versus the three month
USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375	1,796,300	655,650

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.8%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of 4.375%
versus the three month USD-
LIBOR-BBA maturing August 2045.	Aug-15/4.375	$1,796,300	$62,871

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
4.46% versus the three month
USD-LIBOR-BBA maturing
August 2045.	Aug-15/4.46	1,796,300	684,390

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of 4.46%
versus the three month USD-
LIBOR-BBA maturing August 2045.	Aug-15/4.46	1,796,300	59,278

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.27% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.27	989,000	42,547

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.13375% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.13375	612,000	20,612

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.2475% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.2475	989,000	40,826

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.1125% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.1125	612,000	19,388

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	533,000	1,135

Option on an interest rate swap
with Deutsche Bank AG for the
right to pay a fixed rate of 2.75%
versus the three month USD-
LIBOR-BBA maturing December 2022.	Dec-12/2.75	10,478,000	28,081

Option on an interest rate swap
with Deutsche Bank AG for the
right to receive a fixed rate of
2.225% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.225	989,000	38,927

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing
September 2026.	Sep-16/3.49	1,643,804	164,430

Putnam VT American Government Income Fund 7

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.8%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing
September 2026.	Sep-16/3.49	$1,643,804	$70,634

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 4.17% versus the three month
USD-LIBOR-BBA maturing
August 2021.	Aug-16/4.17	3,531,000	324,499

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 4.17% versus the three month
USD-LIBOR-BBA maturing
August 2021.	Aug-16/4.17	3,531,000	47,033

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	4,507,000	524,525

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	4,507,000	42,952

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.8625% versus the three
month USD-LIBOR-BBA maturing
January 2023.	Jan-13/1.8625	533,000	10,042

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.855% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/1.855	533,000	9,695

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.325% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.325	315,000	14,840

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.325% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.325	315,000	2,671

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.3675% versus the three
month USD-LIBOR-BBA maturing
December 2022.	Dec-12/2.3675	989,000	49,658

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.8825% versus the three
month USD-LIBOR-BBA maturing
December 2042.	Dec-12/2.8825	936,000	88,124

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.8%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.8825% versus the three month
USD-LIBOR-BBA maturing
December 2042.	Dec-12/2.8825	$936,000	$23,540

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.845% versus the three month
USD-LIBOR-BBA maturing
December 2022.	Dec-12/1.845	533,000	9,162

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.835% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/1.835	533,000	8,608

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.305% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.305	315,000	14,333

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.305% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.305	315,000	2,098

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.34375% versus the three
month USD-LIBOR-BBA maturing
November 2022.	Nov-12/2.34375	989,000	48,026

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 1.82% versus the three month
USD-LIBOR-BBA maturing
November 2022.	Nov-12/1.82	533,000	8,038

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.3175% versus the three
month USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.3175	989,000	46,048

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.28% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.28	315,000	13,734

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.28% versus the three month
USD-LIBOR-BBA maturing
October 2022.	Oct-12/2.28	315,000	1,493

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.26% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.26	315,000	13,271

8 Putnam VT American Government Income Fund

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.8%)* cont.	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate
of 2.26% versus the three month
USD-LIBOR-BBA maturing
September 2022.	Sep-12/2.26	$315,000	$999

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.855% versus the three month
USD-LIBOR-BBA maturing
September 2042.	Sep-12/2.855	936,000	74,749

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.855% versus the three month
USD-LIBOR-BBA maturing
September 2042.	Sep-12/2.855	936,000	10,174

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.235% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.235	315,000	12,710

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.235% versus the three month
USD-LIBOR-BBA maturing
August 2022.	Aug-12/2.235	315,000	450

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.1825% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.1825	512,000	18,422

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 1.6714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/1.6714	533,000	1,135

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	315,000	12,345

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	315,000	19

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed
rate of 2.11875% versus the three
month USD-LIBOR-BBA maturing
July 2022.	Jul-12/2.11875	2,481,000	75,249

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate
of 4.17% versus the three month
USD-LIBOR-BBA maturing
August 2021.	Aug-16/4.17	3,531,000	43,855

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (8.8%)* cont.	strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate
of 5.11% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/5.11	$2,899,000	$21,858

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to receive a fixed rate
of 4.17% versus the three month
USD-LIBOR-BBA maturing
August 2021.	Aug-16/4.17	3,531,000	322,027

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate
of 0.60% versus the three month
USD-LIBOR-BBA maturing
September 2014.	Sep-12/0.60	65,049,000	55,942

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to receive a fixed rate
of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	2,510,505	407,555

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate
of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	2,510,505	3

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to receive a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	2,683,454	423,315

Option on an interest rate swap
with JPMorgan Chase Bank NA
for the right to pay a fixed rate
of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	2,683,454	3

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the right to receive a fixed rate of
1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	533,000	1,133

Total purchased options outstanding
(cost $8,921,193)			$11,075,910

SHORT-TERM INVESTMENTS (38.4%)*	Principal amount/shares		Value

Putnam Money Market Liquidity Fund 0.12% [e]	14,666,004		$14,666,004

SSgA Prime Money Market Fund 0.09% P		2,802,000	2,802,000

Interest in $358,000,000 joint tri-party
repurchase agreement dated 6/29/12 with
JPMorgan Securities, Inc. due 7/2/12 —
maturity value of $6,130,102 for an effective
yield of 0.20% (collateralized by various
mortgage backed securities with coupon rates
ranging from 2.5% to 7.5% and due dates
ranging from 01/1/13 to 07/1/42, valued
at $365,161,365)	$6,130,000		6,130,000

Interest in $308,000,000 joint tri-party
repurchase agreement dated 6/29/12
with Citigroup Global Markets, Inc. due 7/2/12 —
maturity value of $6,130,102 for an effective
yield of 0.20% (collateralized by various
mortgage backed securities with coupon rates
ranging from 2.474% to 5.5% and due dates
ranging from 11/1/20 to 04/1/42, valued
at $314,160,000)		6,130,000	6,130,000

Putnam VT American Government Income Fund 9

SHORT-TERM INVESTMENTS (38.4%)* cont.	Principal amount/shares	Value

Interest in $150,000,000 joint tri-party
repurchase agreement dated 6/29/12 with
BNP Paribas due 7/2/12 — maturity value of
$6,135,092 for an effective yield of 0.18%
(collateralized by various mortgage backed
securities with coupon rates ranging from 3.011%
to 3.554% and due dates ranging from 11/1/40
to 10/1/41, valued at $153,000,000)	$6,135,000	$6,135,000

Federal Farm Credit Bank discount note
with effective yields ranging from 0.080%
to 0.090%, August 24, 2012	4,500,000	4,499,423

Federal Home Loan discount note with an
effective yield of 0.110%, July 13, 2012	3,000,000	2,999,888

Federal Home Loan discount note with an
effective yield of 0.093%, July 11, 2012	2,000,000	1,999,947

Straight-A Funding, LLC commercial paper with
an effective yield of 0.178%, August 10, 2012	750,000	749,850

Straight-A Funding, LLC commercial paper with
an effective yield of 0.136%, July 13, 2012	2,120,000	2,119,901

Total short-term investments (cost $48,232,013)		$48,232,013

Total investments (cost $173,772,066)		$181,108,249

Key to holding’s abbreviations

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income.
The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2012 through June 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $125,600,491.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

i Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts (Note 1).

P Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $78,829,312 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/12	Number of		Expiration	appreciation
(Unaudited)	contracts	Value	date	(depreciation)

U.S. Treasury Note 5 yr
(Long)	102	$12,644,813	Sep-12	$29,314

U.S. Treasury Note 2 yr
(Long)	115	25,321,563	Sep-12	(11,000)

Total				$18,314

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$4,858,370) (Unaudited)	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.35% versus
the three month USD-LIBOR-BBA
maturing August 2026.	$624,981	Aug-16/4.35	$104,578

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 4.28% versus
the three month USD-LIBOR-BBA
maturing August 2026.	6,002,302	Aug-16/4.28	153,533

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to pay a fixed rate of 4.28% versus
the three month USD-LIBOR-BBA
maturing August 2026.	6,002,302	Aug-16/4.28	974,204

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.17% versus
the three month USD-LIBOR-BBA
maturing August 2021.	4,234,248	Aug-16/4.17	408,630

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.17% versus
the three month USD-LIBOR-BBA
maturing August 2021.	4,234,248	Aug-16/4.17	53,305

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.68% versus
the three month USD-LIBOR-BBA
maturing August 2026.	1,708,339	Aug-16/4.68	34,321

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.68% versus
the three month USD-LIBOR-BBA
maturing August 2026.	1,708,339	Aug-16/4.68	326,112

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.67% versus
the three month USD-LIBOR-BBA
maturing July 2026.	1,423,615	Jul-16/4.67	28,729

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.67% versus
the three month USD-LIBOR-BBA
maturing July 2026.	1,423,615	Jul-16/4.67	270,769

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	569,446	Jul-16/4.80	10,671

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.80% versus
the three month USD-LIBOR-BBA
maturing July 2026.	569,446	Jul-16/4.80	113,959

10 Putnam VT American Government Income Fund

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$4,858,370) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.89% versus
the three month USD-LIBOR-BBA
maturing June 2021.	$1,654,601	Jun-16/4.89	$14,001

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.39% versus
the three month USD-LIBOR-BBA
maturing June 2021.	1,654,601	Jun-16/4.39	168,587

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to pay a fixed rate of 4.745% versus
the three month USD-LIBOR-BBA
maturing May 2021.	2,487,796	May-16/4.745	291,744

Option on an interest rate swap with
Barclay’s Bank, PLC for the obligation
to receive a fixed rate of 4.745% versus
the three month USD-LIBOR-BBA
maturing May 2021.	2,487,796	May-16/4.745	21,905

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.86% versus
the three month USD-LIBOR-BBA
maturing June 2026.	1,512,559	Jun-16/5.86	17,284

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.86% versus the three
month USD-LIBOR-BBA maturing
June 2026.	1,512,559	Jun-16/4.86	297,082

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.12% versus
the three month USD-LIBOR-BBA
maturing June 2021.	1,681,461	Jun-16/5.12	13,273

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.12% versus the three
month USD-LIBOR-BBA maturing
June 2021.	1,681,461	Jun-16/4.12	154,656

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 4.11% versus the three
month USD-LIBOR-BBA maturing
May 2021.	1,130,240	May-16/4.11	103,618

Option on an interest rate swap with
Citibank, N.A. for the obligation to pay
a fixed rate of 2.1714% versus the three
month USD-LIBOR-BBA maturing
July 2022.	256,000	Jul-12/2.1714	8,945

Option on an interest rate swap with
Citibank, N.A. for the obligation to
receive a fixed rate of 5.11% versus
the three month USD-LIBOR-BBA
maturing May 2021.	1,130,240	May-16/5.11	8,886

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 1.50% versus the three month
USD-LIBOR-BBA maturing
December 2022.	16,728,000	Dec-12/1.50	86,484

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$4,858,370) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	$256,000	Jul-12/2.1714	$8,945

Option on an interest rate swap with
Credit Suisse International for the
obligation to receive a fixed rate of
4.7575% versus the three month
USD-LIBOR-BBA maturing May 2021.	1,629,094	May-16/4.7575	14,760

Option on an interest rate swap with
Credit Suisse International for the
obligation to receive a fixed rate
of 4.77% versus the three month
USD-LIBOR-BBA maturing May 2021.	6,219,489	May-16/4.77	56,038

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate of
4.7575% versus the three month
USD-LIBOR-BBA maturing May 2021.	1,629,094	May-16/4.7575	192,070

Option on an interest rate swap
with Credit Suisse International for
the obligation to pay a fixed rate
of 4.77% versus the three month
USD-LIBOR-BBA maturing May 2021.	6,219,489	May-16/4.77	736,512

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA
maturing July 2022.	256,000	Jul-12/2.1714	8,945

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA
maturing May 2021.	1,302,319	May-16/4.60	12,216

Option on an interest rate swap with
Deutsche Bank AG for the obligation
to pay a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA
maturing May 2021.	1,302,319	May-16/4.60	148,464

Option on an interest rate swap with
Goldman Sachs International for
the obligation to receive a fixed rate
of 2.75% versus the three month
USD-LIBOR-BBA maturing
December 2022.	10,478,000	Dec-12/2.75	28,081

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	256,000	Jul-12/2.1714	8,945

Option on an interest rate swap with
Goldman Sachs International for
the obligation to receive a fixed rate
of 4.86% versus the three month
USD-LIBOR-BBA maturing May 2021.	1,308,833	May-16/4.86	11,819

Option on an interest rate swap
with Goldman Sachs International
for the obligation to pay a fixed rate
of 4.36% versus the three month
USD-LIBOR-BBA maturing May 2021.	1,308,833	May-16/4.36	132,716

Putnam VT American Government Income Fund 11

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$4,858,370) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed rate
of 4.375% versus the three month
USD-LIBOR-BBA maturing
August 2045.	$1,796,300	Aug-15/4.375	$62,421

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 4.375% versus the three month
USD-LIBOR-BBA maturing
August 2045.	1,796,300	Aug-15/4.375	619,454

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed rate
of 4.46% versus the three month
USD-LIBOR-BBA maturing
August 2045.	1,796,300	Aug-15/4.46	58,128

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 4.46% versus the three month
USD-LIBOR-BBA maturing
August 2045.	1,796,300	Aug-15/4.46	645,985

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed rate
of 4.79% versus the three month
USD-LIBOR-BBA maturing July 2026.	1,335,375	Jul-16/4.79	25,078

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 4.79% versus the three month
USD-LIBOR-BBA maturing July 2026.	1,335,375	Jul-16/4.79	251,478

WRITTEN OPTIONS OUTSTANDING
at 6/30/12 (premiums received	Contract	Expiration date/
$4,858,370) (Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed rate
of 4.74% versus the three month
USD-LIBOR-BBA maturing July 2026.	$1,427,369	Jul-16/4.74	$27,477

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 4.74% versus the three month
USD-LIBOR-BBA maturing July 2026.	1,427,369	Jul-16/4.74	263,635

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to receive a fixed rate
of 4.575% versus the three month
USD-LIBOR-BBA maturing June 2021.	1,644,096	Jun-16/4.575	15,701

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 4.575% versus the three month
USD-LIBOR-BBA maturing June 2021.	1,644,096	Jun-16/4.575	179,996

Option on an interest rate swap
with JPMorgan Chase Bank NA for
the obligation to pay a fixed rate
of 2.1714% versus the three month
USD-LIBOR-BBA maturing July 2022.	256,000	Jul-12/2.1714	8,942

Total			$7,183,082

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/12 (proceeds receivable	Principal	Settlement
$6,300,938) (Unaudited)	amount	date	Value

Federal National Mortgage Association 3
1/2s, July 1, 2042	$6,000,000	7/12/12	$6,305,625

Total			$6,305,625

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)
	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$5,313,000	$—	5/14/22	2.0215%	3 month USD-LIBOR-BBA	$(135,411)

251,000	6,662	6/20/22	2.183%	3 month USD-LIBOR-BBA	(2,907)

Barclay’s Bank, PLC
7,031,000 E	117,129	9/19/22	2.00%	3 month USD-LIBOR-BBA	13,423

47,244,000 E	(68,914)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(93,954)

345,000 E	(321)	9/19/14	3 month USD-LIBOR-BBA	0.60%	(138)

34,493,000 E	(178,329)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(285,602)

22,505,000 E	(102,501)	9/19/22	3 month USD-LIBOR-BBA	2.00%	229,448

4,201,000 E	(138,885)	9/19/42	3 month USD-LIBOR-BBA	2.75%	53,647

251,000	6,614	6/20/22	2.183%	3 month USD-LIBOR-BBA	(2,955)

Citibank, N.A.
182,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	4,725

3,591,000 E	(7,379)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(18,546)

12,598,000 E	(18,910)	9/19/17	3 month USD-LIBOR-BBA	1.10%	20,270

8,353,000 E	109,519	9/19/22	2.00%	3 month USD-LIBOR-BBA	(13,688)

1,633,000 E	276	9/19/14	0.60%	3 month USD-LIBOR-BBA	(589)

7,799,000 E	(3,466)	9/19/14	3 month USD-LIBOR-BBA	0.6%	667

2,987,000 E	(40,263)	9/19/22	3 month USD-LIBOR-BBA	2.00%	3,795

222,000 E	(13,331)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(3,157)

12 Putnam VT American Government Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited) cont.
	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International
$17,729,100 E	$(256,559)	9/19/22	3 month USD-LIBOR-BBA	2.00%	$4,946

13,143,000 E	14,817	9/19/14	3 month USD-LIBOR-BBA	0.60%	21,785

13,110,000 E	(19,515)	9/19/17	3 month USD-LIBOR-BBA	1.10%	21,258

1,030,000 E	(60,786)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(13,582)

32,327,000 E	370,875	9/19/22	2.00%	3 month USD-LIBOR-BBA	(105,948)

4,922,000 E	257,379	9/19/42	2.75%	3 month USD-LIBOR-BBA	31,804

15,354,000 E	(607)	9/19/14	0.60%	3 month USD-LIBOR-BBA	(8,746)

3,984,000 E	(8,732)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(21,122)

221,000 E	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	12,979

Deutsche Bank AG
92,000 E	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	2,326

5,321,000 E	52,521	9/19/22	2.00%	3 month USD-LIBOR-BBA	(25,964)

231,000 E	(3,537)	9/19/22	3 month USD-LIBOR-BBA	2.00%	(129)

677,000 E	(596)	9/19/17	3 month USD-LIBOR-BBA	1.10%	1,510

1,867,000 E	124,996	9/19/42	2.75%	3 month USD-LIBOR-BBA	39,432

Goldman Sachs International
8,177,000 E	14,656	9/19/14	3 month USD-LIBOR-BBA	0.60%	18,991

9,594,000 E	111,743	9/19/22	2.00%	3 month USD-LIBOR-BBA	(29,769)

1,708,000 E	(23,875)	9/19/22	3 month USD-LIBOR-BBA	2.00%	1,318

1,403,000 E	(617)	9/19/17	1.10%	3 month USD-LIBOR-BBA	(4,981)

1,143,000 E	(67,009)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(14,626)

JPMorgan Chase Bank NA
30,403,000 E	397,093	9/19/22	2.00%	3 month USD-LIBOR-BBA	(51,352)

270,000 E	232	9/19/17	1.10%	3 month USD-LIBOR-BBA	(608)

21,854,000 E	(18,958)	9/19/17	3 month USD-LIBOR-BBA	1.10%	49,008

788,800 E	(7,887)	9/19/22	3 month USD-LIBOR-BBA	2.00%	3,748

267,000 E	24,473	9/19/42	2.75%	3 month USD-LIBOR-BBA	12,237

1,010,000 E	(65,805)	9/19/42	3 month USD-LIBOR-BBA	2.75%	(19,517)

The Royal Bank of Scotland PLC
345,000 E	345	9/19/22	2.00%	3 month USD-LIBOR-BBA	(4,748)

Total					$(310,722)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited)
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
$671,015	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$40
				30 year Fannie Mae pools

500,498	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	30
				30 year Fannie Mae pools

Barclay’s Bank, PLC
1,061,327	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(5,478)
				30 year Fannie Mae pools

996,668	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	3,477
				30 year Fannie Mae pools

2,401,901	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(12,398)
				30 year Fannie Mae pools

1,557,781	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	5,112
				30 year Fannie Mae pools

1,243,941	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	4,664
				30 year Fannie Mae pools

Putnam VT American Government Income Fund 13

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$6,276,750	$—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	$(30,942)
				30 year Fannie Mae pools

5,433,204	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	20,370
				30 year Fannie Mae pools

737,806	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,766
				30 year Fannie Mae pools

186,246	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	601
				30 year Fannie Mae pools

6,861,597	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	25,725
				30 year Fannie Mae pools

212,356	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	13
				30 year Fannie Mae pools

96,310	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	6
				30 year Fannie Mae pools

5,373,990	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(27,738)
				30 year Fannie Mae pools

4,094,086	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	15,349
				30 year Fannie Mae pools

1,551,162	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	5,004
				30 year Fannie Mae pools

46,541	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	71
				30 year Fannie Mae pools

255,392	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,318)
				30 year Fannie Mae pools

181,590	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	125
				30 year Fannie Mae pools

248,910	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	661
				30 year Ginnie Mae II pools

2,268,124	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(11,707)
				30 year Fannie Mae pools

808,639	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	2,821
				30 year Fannie Mae pools

2,336,632	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	8,760
				30 year Fannie Mae pools

40,002	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	131
				30 year Fannie Mae pools

129,148	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	424
				30 year Fannie Mae pools

93,718	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	308
				30 year Fannie Mae pools

Citibank, N.A.
224,293	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	841
				30 year Fannie Mae pools

Credit Suisse International
311,035	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	19
				30 year Fannie Mae pools

1,355,450	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	82
				30 year Fannie Mae pools

500,498	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	30
				30 year Fannie Mae pools

Goldman Sachs International
372,797	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	572
				30 year Fannie Mae pools

1,306,896	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	2,004
				30 year Fannie Mae pools

1,008,237	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	1,546
				30 year Fannie Mae pools

14 Putnam VT American Government Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/12 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$1,266,436	$—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	$1,942
				30 year Fannie Mae pools

1,305,716	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	79
				30 year Fannie Mae pools

677,330	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	41
				30 year Fannie Mae pools

1,870,770	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(9,656)
				30 year Fannie Mae pools

702,796	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(3,628)
				30 year Fannie Mae pools

896,002	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	54
				30 year Fannie Mae pools

312,614	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	19
				30 year Fannie Mae pools

77,179	169	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	149
				30 year Fannie Mae pools

858,110	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	52
				30 year Fannie Mae pools

813,112	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	49
				30 year Fannie Mae pools

1,713,851	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	103
				30 year Fannie Mae pools

387,610	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	23
				30 year Fannie Mae pools

2,562,573	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(13,227)
				30 year Fannie Mae pools

94,953	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(490)
				30 year Fannie Mae pools

253,287	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,307)
				30 year Fannie Mae pools

214,932	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	330
				30 year Fannie Mae pools

1,432,253	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	2,189
				30 year Fannie Mae pools

JPMorgan Chase Bank NA
937,842	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	57
				30 year Fannie Mae pools

Total					$(11,250)

Putnam VT American Government Income Fund 15

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$—	$23,221,654	$—

Purchased options outstanding	—	11,075,910	—

U.S. Government and Agency Mortgage Obligations	—	51,740,173	—

U.S. Treasury obligations	—	46,838,499	—

Short-term investments	17,468,004	30,764,009	—

Totals by level	$17,468,004	$163,640,245	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$18,314	$—	$—

Written options	—	(7,183,082)	—

TBA sale commitments	—	(6,305,625)	—

Interest rate swap contracts	—	(813,270)	—

Total return swap contracts	—	(11,419)	—

Totals by level	$18,314	$(14,313,396)	$—

The accompanying notes are an integral part of these financial statements.

16 Putnam VT American Government Income Fund

Statement of assets and liabilities
6/30/12 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $159,106,062)	$166,442,245

Affiliated issuers (identified cost $14,666,004) (Notes 1 and 6)	14,666,004

Interest and other receivables	618,623

Receivable for investments sold	44,759

Receivable for sales of delayed delivery securities (Note 1)	6,307,354

Unrealized appreciation on swap contracts (Note 1)	653,956

Premium paid on swap contracts (Note 1)	1,106,782

Total assets	189,839,723

Liabilities

Payable to custodian	24,115

Payable for variation margin (Note 1)	25,109

Payable for investments purchased	491,990

Payable for purchases of delayed delivery securities (Note 1)	44,039,039

Payable for shares of the fund repurchased	51,288

Payable for compensation of Manager (Note 2)	42,201

Payable for investor servicing fees (Note 2)	21,064

Payable for custodian fees (Note 2)	22,778

Payable for Trustee compensation and expenses (Note 2)	58,932

Payable for administrative services (Note 2)	250

Payable for distribution fees (Note 2)	9,459

Written options outstanding, at value (premiums received $4,858,370) (Notes 1 and 3)	7,183,082

Premium received on swap contracts (Note 1)	1,609,499

Unrealized depreciation on swap contracts (Note 1)	975,928

TBA sale commitments, at value (proceeds receivable $6,300,938) (Note 1)	6,305,625

Collateral on certain derivative contracts, at value (Note 1)	3,335,829

Other accrued expenses	43,044

Total liabilities	64,239,232

Net assets	$125,600,491

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$135,446,960

Undistributed net investment income (Note 1)	2,305,770

Accumulated net realized loss on investments (Note 1)	(16,855,365)

Net unrealized appreciation of investments	4,703,126

Total — Representing net assets applicable to capital shares outstanding	$125,600,491

Computation of net asset value Class IA

Net assets	$79,761,520

Number of shares outstanding	7,868,517

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.14

Computation of net asset value Class IB

Net assets	$45,838,971

Number of shares outstanding	4,532,850

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.11

The accompanying notes are an integral part of these financial statements.

Putnam VT American Government Income Fund 17

Statement of operations
Six months ended 6/30/12 (Unaudited)

Investment income

Interest (including interest income of $9,506 from investments in affiliated issuers) (Note 6)	$1,943,138

Total investment income	1,943,138

Expenses

Compensation of Manager (Note 2)	260,103

Investor servicing fees (Note 2)	64,521

Custodian fees (Note 2)	39,735

Trustee compensation and expenses (Note 2)	5,168

Administrative services (Note 2)	2,132

Distribution fees — Class IB (Note 2)	59,030

Auditing	37,663

Other	20,332

Total expenses	488,684

Expense reduction (Note 2)	(69)

Net expenses	488,615

Net investment income	1,454,523

Net realized gain on investments (Notes 1 and 3)	10,379,214

Net realized loss on swap contracts (Note 1)	(26,160,602)

Net realized loss on futures contracts (Note 1)	(849,492)

Net realized loss on written options (Notes 1 and 3)	(2,720)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the period	17,112,292

Net gain on investments	478,692

Net increase in net assets resulting from operations	$1,933,215

Statement of changes in net assets

	Six months ended	Year ended
	6/30/12*	12/31/11

Decrease in net assets

Operations:

Net investment income	$1,454,523	$4,024,555

Net realized gain (loss) on investments	(16,633,600)	18,196,924

Net unrealized appreciation (depreciation) of investments	17,112,292	(12,859,246)

Net increase in net assets resulting from operations	1,933,215	9,362,233

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(2,213,534)	(3,455,693)

Class IB	(1,160,598)	(1,924,735)

Net realized short-term gain on investments

Class IA	(10,140,287)	(1,721,017)

Class IB	(5,913,521)	(1,029,794)

From net realized long-term gain on investments

Class IA	(731,075)	(5,586,477)

Class IB	(426,342)	(3,342,746)

Increase in capital from settlement payments (Note 8)	—	411

Increase (decrease) from capital share transactions (Note 4)	6,422,224	(422,345)

Total decrease in net assets	(12,229,918)	(8,120,163)

Net assets:

Beginning of period	137,830,409	145,950,572

End of period (including undistributed net investment income of $2,305,770 and $4,225,379, respectively)	$125,600,491	$137,830,409

* Unaudited.

The accompanying notes are an integral part of these financial statements.

18 Putnam VT American Government Income Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets, excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

6/30/12†	$11.91	.13	.04	.17	(.33)	(1.61)	(1.94)	—	$10.14	1.66*	$79,762	.33*	.33*	1.17*	175*

12/31/11	12.68	.36	.45	.81	(.51)	(1.07)	(1.58)	—[f,g]	11.91	7.09	85,901.61		.61	2.97	361

12/31/10	13.07	.64	.02	.66	(1.05)	—	(1.05)	—	12.68	5.35	92,478	.60[h]	.60[h]	4.97	204

12/31/09	11.27	.60	1.73	2.33	(.53)	—	(.53)	—	13.07	21.35	98,591	.64[i,j]	.60[i]	4.99[i]	242

12/31/08	11.73	.54	(.46)	.08	(.54)	—	(.54)	—[f,k]	11.27	.54	89,863	.62[i]	.62[i]	4.68[i]	128

12/31/07	11.38	.54	.40[l]	.94	(.59)	—	(.59)	—	11.73	8.63[l]	76,057	.62[i]	.62[i]	4.76[i]	153

Class IB

6/30/12†	$11.87	.11	.03	.14	(.29)	(1.61)	(1.90)	—	$10.11	1.45*	$45,839	.46*	.46*	1.05*	175*

12/31/11	12.64	.32	.45	.77	(.47)	(1.07)	(1.54)	—[f,g]	11.87	6.79	51,930.86		.86	2.72	361

12/31/10	13.02	.61	.03	.64	(1.02)	—	(1.02)	—	12.64	5.16	53,473	.85[h]	.85[h]	4.75	204

12/31/09	11.23	.57	1.72	2.29	(.50)	—	(.50)	—	13.02	21.00	59,784	.89[i,j]	.85[i]	4.74[i]	242

12/31/08	11.69	.52	(.47)	.05	(.51)	—	(.51)	—[f,k]	11.23	.30	57,434	.87[i]	.87[i]	4.49[i]	128

12/31/07	11.34	.51	.40 [l]	.91	(.56)	—	(.56)	—	11.69	8.36[l]	62,556	.87[i]	.87[i]	4.51[i]	153

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements (Note 2).

e Portfolio turnover excludes TBA roll transactions.

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 8).

h Excludes the impact of a current period reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.02% of average net assets for the period ended December 31, 2010.

i Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.20%

12/31/08	0.21

12/31/07	0.21

j Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets for the period ended December 31, 2009.

k Reflects a non-recurring reimbursement from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

l Reflects a non-recurring reimbursement from Putnam Management relating to the misidentification, in 2006, of the characteristics of certain securities in the fund’s portfolio, which amounted to $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Putnam VT American Government Income Fund 19

Notes to financial statements 6/30/12 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from January 1, 2012 through June 30, 2012.

Putnam VT American Government Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek high current income with preservation of capital as its secondary objective. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g. U.S. Treasury Bonds and Ginnie Mae mortgage-backed bonds), or by only the credit of a federal agency or government sponsored entity (e.g. Fannie Mae and Freddie Mac mortgage-backed bonds); and that have short to long-term maturities.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. Outstanding contracts on purchased options

20 Putnam VT American Government Income Fund

contracts at the close of the reporting period are indicative of the volume of activity during the period.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $913,500,000 on interest rate swap contracts for the reporting period.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,690,080 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,650,925 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $3,042,945.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the

Putnam VT American Government Income Fund 21

sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The aggregate identified cost on a tax basis is $174,038,024, resulting in gross unrealized appreciation and depreciation of $9,125,487 and $2,055,262, respectively, or net unrealized appreciation of $7,070,225.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 40.6% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $69 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $97, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets

22 Putnam VT American Government Income Fund

and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of U.S. government securities and agency obligations other than short-term investments and TBA transactions aggregated $159,803,178 and $163,975,082,  respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $32,598,797 and $40,948,807, respectively.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option
	contract amounts	premiums received

Written options outstanding at the
beginning of the reporting period	$221,329,550	$10,505,822

Options opened	38,931,000	357,709

Options exercised	(59,797,000)	(1,898,115)

Options expired	—	—

Options closed	(89,625,005)	(4,107,046)

Written options outstanding at the
end of the reporting period	$110,838,545	$4,858,370

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/12		Year ended 12/31/11		Six months ended 6/30/12		Year ended 12/31/11

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	237,529	$2,565,331	812,046	$9,708,693	449,725	$4,700,825	1,033,512	$12,335,457

Shares issued in connection with
reinvestment of distributions	1,313,745	13,084,896	956,728	10,763,187	754,574	7,500,461	560,755	6,297,275

	1,551,274	15,650,227	1,768,774	20,471,880	1,204,299	12,201,286	1,594,267	18,632,732

Shares repurchased	(893,886)	(9,963,182)	(1,848,770)	(22,223,245)	(1,046,434)	(11,466,107)	(1,450,434)	(17,303,712)

Net increase (decrease)	657,388	$5,687,045	(79,996)	$(1,751,365)	157,865	$735,179	143,833	$1,329,020

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	$12,423,717*	Unrealized depreciation	$9,337,264*

Total		$12,423,717		$9,337,264

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$(894,821)	$(849,492)	$(26,160,602)	$(27,904,915)

Total	$(894,821)	$(849,492)	$(26,160,602)	$(27,904,915)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Interest rate contracts	$8,865,655	$321,857	$16,549,923	$25,737,435

Total	$8,865,655	$321,857	$16,549,923	$25,737,435

Putnam VT American Government Income Fund 23

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $9,506 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $7,696,543 and $13,399,328, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $321 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount, which was received by the fund in December 2011, is reported as part of Increase in capital from settlement payments on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $90 related to settlement of those lawsuits. This amount is reported as a part of Increase in capital from settlement payments on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9 — New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011-04 will not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the fund’s financial statements.

24 Putnam VT American Government Income Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”).

The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2012, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for the Putnam funds and the Independent Trustees.

In May 2012, the Contract Committee met in executive session with the other Independent Trustees to discuss the Contract Committee’s preliminary recommendations with respect to the continuance of the contracts. At the Trustees’ June 22, 2012 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its final recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2012. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Most of the open-end Putnam funds, including your fund, have relatively new management contracts, which introduced fee schedules that reflect more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds, and performance fees for some funds. These new management contracts have been in effect for two years – since January or, for a few funds, February 2010. The Trustees approved the new management contracts on July 10, 2009, and fund shareholders subsequently approved the contracts by overwhelming majorities of the shares voted.

Under its management contract, your fund has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds had only been in place for two years, and the Trustees will continue to examine the operation of this new breakpoint structure in future years in light of further experience.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement certain expense limitations. These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low

Putnam VT American Government Income Fund 25

expenses that these expense limitations did not apply. The expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points (effective March 1, 2012, this expense limitation was reduced to 32 basis points) on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions and extraordinary expenses). Putnam Management’s support for these expense limitations, including its agreement to reduce the expense limitation applicable to the open-end funds’ investor servicing fees and expenses as noted above, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the 1st quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 4th quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2011 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2011 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and, where applicable, with the performance of competitive funds or targeted annualized return. They noted that since 2009, when Putnam Management began implementing major changes to strengthen its investment personnel and processes, there has been a steady improvement in the number of Putnam funds showing above-median three-year performance results. They also noted the disappointing investment performance of some funds for periods ended December 31, 2011 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. peer group (Lipper VP (Underlying Funds) — General U.S. Government Funds) for the one-year, three-year and five-year periods ended December 31, 2011 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

3rd	1st	1st

26 Putnam VT American Government Income Fund

Over the one-year, three-year and five-year periods ended December 31, 2011, there were 78, 67 and 56 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft-dollar credits acquired through these means are used primarily to acquire research services that supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft-dollar credits continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

Putnam VT American Government Income Fund 27

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28 Putnam VT American Government Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
Marketing Services	Legal Counsel	Robert E. Patterson
Putnam Retail Management	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109		W. Thomas Stephens

Putnam VT American Government Income Fund 29

This report has been prepared for the shareholders	H500
of Putnam VT American Government Income Fund.	275820 8/12

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 28, 2012

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 28, 2012